Commitment and Contingencies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Outstanding letters of credit and performance bonds	$ 31.0	$ 3.0	$ 1.1